SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) (Paranthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Capitalized stock-based compensation	$ 162	$ 140
Asset retirement obligations	$ 112	$ 462